U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer: Cash Resource Trust, Riverfront Plaza, 901 East Byrd Street, Richmond, Virginia 23219.

2.       Name of each series or class of funds for which this notice is filed:

         Cash Resource Money Market Fund
         Cash Resource U.S. Government Money Market Fund
         Cash Resource Tax-Exempt Money Market Fund
         Cash Resource California Tax-Exempt Money Market Fund
         Cash Resource New York Tax-Exempt Money Market Fund

3.       Investment Company Act File Number:     811-7862

         Securities Act File Number:    33-65818

4.       Last day of fiscal year for which this notice is filed: July 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                      [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                      N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      None

9. Number and aggregate sale price of securities sold during the fiscal year:

         Number: 26,248,340,119   Shares   Aggregate Sale Price: $26,248,340,119

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number: 26,248,340,119   Shares   Aggregate Sale Price: $26,248,340,119

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Number: 223,384,171     Shares    Aggregate Sale Price:  $223,384,171

12. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on rule 24f-2
                  (from Item 10):                               $26,248,340,119

         (ii)     Aggregate price of shares issued in
                  connection with dividend
                  reinvestment plans (from
                  item 11, if applicable):                         +223,384,171

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the
                  fiscal year (if applicable):                  -22,106,108,454

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                          +      0
                                                                      ---------
         (v)      Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i),
                  plus line (ii), less line (iii), plus
                  line (iv)] (if applicable):                     4,365,615,836

         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable
                  law or regulation (see Instruction C.6):             x 1/3300
                                                                      ---------
         (vii)    Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                                        $1,322,914
                                                                     ----------
                                                                     ----------

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CRF 202.3a). [ X ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 9/22/97

                                   SIGNATURES

      A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*          /s/ Terry L. Perkins, Treasurer
                                    ------------------------------------------
                                            Terry L. Perkins, Treasurer
                                    ------------------------------------------

         Date     9/23/97
              --------------

                  *Please print the name and title of the signing officer below the signature.

                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110



                                   September 23, 1997


Cash Resource Trust
901 East Byrd Street
Richmond, Virginia  23219

Ladies and Gentlemen:

         We are furnishing this opinion in connection with the issuance during the fiscal year ended July 31, 1997 of 26,471,724,290 shares of beneficial interest (the "Shares") of Cash Resource Trust (the "Trust"), pursuant to the provisions of Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended.

         We have examined copies of (i) your Agreement and Declaration of Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts, which provides for an unlimited number of authorized shares of beneficial interest of the Fund, and (ii) your Bylaws, which provide for the issue and sale by the Fund of such Shares. We have also examined (i) a copy of the Form 24f-2 Annual Notice (the "Notice") to be filed pursuant to the Rule by you with the Securities and Exchange Commission relating to your registration of an indefinite number of shares of beneficial interest of the Trust pursuant to the Securities Act of 1933, as amended, and making definite registration of the Shares pursuant to the Rule, and (ii) a certificate of the Treasurer of the Trust stating that all of the Shares had been recorded as issued at July 31, 1997 and that the appropriate consideration therefor as provided in your Bylaws was received by the Trust.

         We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, and that the Notice will be timely filed with the Securities and Exchange Commission.

         Based on the foregoing, we are of the opinion that:

         1. The Trust is a legally organized and validly existing voluntary association with transferable shares of beneficial interest under the laws of The Commonwealth of Massachusetts and is authorized to issue an unlimited number of shares of beneficial interest of the Trust.

         2. The Shares were validly issued, fully paid, and nonassessable by the Trust.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder of the Trust held personally liable for the obligations of the Trust solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice.

                                             Very truly yours,

                                             /s/ Ropes & Gray
                                             ----------------
                                             Ropes & Gray